Stock-Based Compensation	12 Months Ended
Mar. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
22. Stock-Based Compensation
The Company has a number of stock-based compensation plans as incentive plans for directors, executive officers, corporate auditors and selected employees.
Stock-option program
Since fiscal 2010, the Company has not granted stock options, and there are no outstanding stock options and exercisable stock options as of March 31, 2019 and 2020.
In fiscal 2018, 2019 and 2020, the Company did not recognize any stock-based compensation costs of its stock-option program. As of March 31, 2020, the Company had no unrecognized compensation costs.
The Company received ¥656 million and ¥225 million in cash from the exercise of stock options during fiscal 2018 and 2019
,
 respectively.
The total intrinsic value of options exercised during fiscal 2018 and 2019 was ¥118 million and ¥25 million
,
respectively.
There are no stock options exercised during fiscal 2020.
Stock compensation program
The Company maintains a stock compensation program for directors, executive officers and group executives of the Company. In July 2014, the Company changed the way of provision of the compensation for retiree to provide these shares through the Board Incentive Plan Trust by a resolution of the Compensation Committee. The Board Incentive Plan Trust purchases the Company’s common shares including future granting shares by an entrusted fund which the Company set in advance. The Company holds those shares as entrusted assets, separately from other treasury stock which the Company holds.
Under the program, points are granted annually to directors, executive officers and group executives of the Company based upon the prescribed standards of the Company. Upon retirement, eligible directors, executive officers and group executives receive a certain number of the Company’s common shares calculated by translating each point earned by that retiree to one common share.
In fiscal 2020, the Company granted 320,250 points, and 446,805 points were settled for individuals who retired during fiscal 2020. Total points outstanding under the stock compensation program as of March 31, 2020 were 1,389,603 points. The points were adjusted for the
10-for-1
stock split implemented on April 1, 2013.
During fiscal 2018, 2019 and 2020, the Company recognized stock-based compensation costs of its stock compensation program in the amount of ¥701 million, ¥413 million and ¥417 million, respectively.